Consolidated Statement of Stockholders' Equity - USD ($) $ in Thousands	Employee Stock Option [Member] Common Stock [Member]	Employee Stock Option [Member] Additional Paid-in Capital [Member]	Employee Stock Option [Member] Treasury Stock [Member]	Employee Stock Purchase Plan [Member] Common Stock [Member]	Employee Stock Purchase Plan [Member] Additional Paid-in Capital [Member]	Employee Stock Purchase Plan [Member] Treasury Stock [Member]	Restricted Share Units [Member] Common Stock [Member]	Restricted Share Units [Member] Additional Paid-in Capital [Member]	Restricted Share Units [Member] Treasury Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]	Accumulated Foreign Currency Adjustment Attributable to Parent [Member]	AOCI Attributable to Parent [Member]	Total Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Total
Balance (in shares) at Dec. 31, 2013										1,660,786,600
Balance at Dec. 31, 2013										$ 33	$ 140,198	$ (2,234)	$ 398	$ 8,302	$ (188)	$ 8,512	$ (19,899)	$ 126,610
Issuance of:
Shares for exercise of stock options (in shares)										796,900
Shares for exercise of stock options											44							44
Stock Issued During Period, Shares, Employee Stock Purchase Plans										5,284,800
Shares for Employee Stock Purchase Plan											258							258
Shares vested under restricted share units (in shares)										12,903,400
Shares vested under restricted share units
Acquisition of treasury stock																	(4,965)	(4,965)
Exercise of stock options (in shares)	(796,900)			(5,284,800)			(12,903,400)
Treasury stock reissued		$ (59)	$ 59		$ (383)	$ 383		$ (949)	$ 949
Stock-based compensation											2,120							2,120
Net loss												(15,057)						(15,057)
Pension gain (loss)															70	70		70
Foreign currency translation adjustments														(1,416)		(1,416)		(1,416)
Unrealized gain on available-for-sale investments													74			74		74
Reclassification adjustments for gain on available-for-sale securities included in net loss													(472)			(472)		(472)
Balance (in shares) at Dec. 31, 2014										1,660,786,600
Balance at Dec. 31, 2014										$ 33	141,229	(17,291)		6,886	(118)	6,768	(23,473)	107,266
Balance (in shares) at Dec. 31, 2013										1,660,786,600
Balance at Dec. 31, 2013										$ 33	140,198	(2,234)	398	8,302	(188)	8,512	(19,899)	126,610
Balance (in shares) at Dec. 31, 2016										1,669,036,600
Balance at Dec. 31, 2016										$ 33	142,738	(41,372)	1	4,544	(130)	4,415	(25,030)	80,784
Balance (in shares) at Dec. 31, 2014										1,660,786,600
Balance at Dec. 31, 2014										$ 33	141,229	(17,291)		6,886	(118)	6,768	(23,473)	107,266
Issuance of:
Shares for exercise of stock options (in shares)										677,100
Shares for exercise of stock options											31							31
Stock Issued During Period, Shares, Employee Stock Purchase Plans										4,833,300
Shares for Employee Stock Purchase Plan											180							180
Shares vested under restricted share units (in shares)										15,728,550
Shares vested under restricted share units
Acquisition of treasury stock																	(3,233)	(3,233)
Exercise of stock options (in shares)	(677,100)			(4,833,300)			(15,728,550)
Treasury stock reissued		(47)	47		(328)	328		(1,091)	1,091
Stock-based compensation											1,912							1,912
Net loss												(21,095)						(21,095)
Pension gain (loss)															1	1		1
Foreign currency translation adjustments														(1,945)		(1,945)		(1,945)
Unrealized gain on available-for-sale investments
Reclassification adjustments for gain on available-for-sale securities included in net loss
Balance (in shares) at Dec. 31, 2015										1,660,786,600
Balance at Dec. 31, 2015										$ 33	141,886	(38,386)		4,941	(117)	4,824	(25,240)	$ 83,117
Issuance of:
Shares for exercise of stock options (in shares)										84,750								84,750
Shares for exercise of stock options											2							$ 2
Stock Issued During Period, Shares, Employee Stock Purchase Plans										2,881,350
Shares for Employee Stock Purchase Plan											73							73
Shares vested under restricted share units (in shares)										18,056,150
Acquisition of treasury stock																	(619)	(619)
Exercise of stock options (in shares)	(84,750)			(2,881,350)			(9,806,150)
Treasury stock reissued		$ (5)	$ 5		$ (187)	$ 187		$ (637)	$ 637
Stock-based compensation											1,606							1,606
Net loss												(2,986)						(2,986)
Pension gain (loss)															(13)	(13)		(13)
Foreign currency translation adjustments														(397)		(397)		(397)
Unrealized gain on available-for-sale investments													524			524		523
Reclassification adjustments for gain on available-for-sale securities included in net loss													(523)			(523)		(523)
Balance (in shares) at Dec. 31, 2016										1,669,036,600
Balance at Dec. 31, 2016										$ 33	$ 142,738	$ (41,372)	$ 1	$ 4,544	$ (130)	$ 4,415	$ (25,030)	$ 80,784